Accounts Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net

	December 31, 2012	December 31, 2011
Accounts receivable	$111,657	$110,260
Less: provision for doubtful receivables	(25,936)	(8,874)
Accounts receivables, net	$85,721	$101,386

Allowance for Doubtfull Receivables

Allowance for doubtful receivables	Balance at Beginning of Period	Charges to Costs and expenses	Amount Utilized	Balance at End of Period
Year ended December 31, 2010	$(10,580)	$(4,660)	$6,605	$(8,635)
Year ended December 31, 2011	$(8,635)	$(239)	$—	$(8,874)
Year ended December 31, 2012	$(8,874)	$(17,136)	$74	$(25,936)